HSBC FUNDS

HSBC Money Market Funds (the “Funds”)

Supplement dated June 17, 2013 to the Prospectus
dated February 28, 2013 (the “Prospectus”)

Effective August 1, 2013, the Board of Trustees of HSBC Funds has approved a conversion feature for Class C Shares of the Funds. Class C Shares will convert automatically to Class A Shares of the same Fund after being held for five years.

The “Distribution Arrangements/Sales Charges” section on page 35 of the Prospectus is revised as follows:

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Sales	No front-	No front-end	No front-end	No front-end	No front-end	No front-end	No front-end
Charge	end sales	sales charge.	sales charge.	sales charge.	sales charge.	sales charge.	sales charge.
(Load)	charge.	A contingent	A contingent
		deferred sales	deferred sales
		charge	charge
		(CDSC) may	(CDSC) may
		be imposed	be imposed
		on shares	on shares
		redeemed	redeemed
		within four	within one
		years after	year after
		purchase.	purchase.
		Shares	Shares
		automatically	automatically
		convert to	convert to
		Class A	Class A
		Shares after 6	Shares after 5
		years.	years.
Distribution	Subject to	Subject to	Subject to	Subject to	Subject to	No	No
(12b-1) and	annual	combined	combined	annual	annual	distribution	distribution
Service	shareholder	annual	annual	shareholder	shareholder	or service	or service
Fees	servicing	distribution	distribution	servicing	servicing	fees.	fees.
	fees of up	and	and	fees of up to	fees of up to
	to 0.60% of	shareholder	shareholder	0.25% of the	0.10% of the
	the Fund’s	servicing fees	servicing fees	Fund’s	Fund’s
	average	of up to	of up to	average	average
	daily net	1.00% of the	1.00% of the	daily net	daily net
	assets	Fund’s	Fund’s	assets	assets
	attributable	average daily	average daily	attributable	attributable
	to Class A	net assets	net assets	to Class D	to Class E
	Shares.	attributable to	attributable to	Shares.	Shares.
		Class B	Class C
		Shares.	Shares.

	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Fund	Lower	Higher annual	Higher	Lower	Lower	Lower	Lower annual
Expenses	annual	expenses than	annual	annual	annual	annual	expenses than
	expenses	Class A, D,	expenses than	expenses	expenses	expenses	Class A, B,
	than Class	E, I or Y	Class A, D,	than Class	than Class	than Class	C, or D
	B or C	Shares.	E, I, or Y	A, B or C	A, B, C, D	A, B, C, D,	Shares.
	Shares.		Shares.	Shares.	or Y Shares	E, or Y
Shares.

The “Conversion Feature – Class B Shares” subsection on page 37 of the Prospectus is renamed “Conversion Feature – Class B Shares and Class C Shares,” moved to after the subsection named “Class C Shares,” and revised as follows:

  Class B Shares of the Fund will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.
  Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.
  After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares or Class C Shares.
  You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
  If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another Fund, or Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares or Class C Shares converted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE